EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
EMPLOYEE BENEFIT PLANS
Accumulated Benefit Obligation		$ 104,911,000	$ 102,097,000
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	104,911,000	102,097,000	89,996,000
Interest cost		4,519,000	4,825,000	4,988,000
Actuarial gain		2,411,000	11,482,000
Benefits paid		(4,116,000)	(4,206,000)
Projected benefit obligation at end of year		104,911,000	102,097,000	89,996,000
Change in plan assets
Fair value of plan assets at beginning of year	67,284,000	61,388,000	57,181,000
Actual return on plan assets		(1,323,000)	5,005,000
Employer contribution		11,335,000	3,408,000
Benefits paid		(4,116,000)	(4,206,000)
Fair value of plan assets at end of year		67,284,000	61,388,000	57,181,000
Funded status of the plan at end of year		(37,627,000)	(40,709,000)
Amounts Recognized in the Consolidated Balance Sheets
Accrued liabilities		(68,000)	(181,000)
Noncurrent liabilities-other		(37,559,000)	(40,528,000)
Net amount recognized		(37,627,000)	(40,709,000)
Amounts recognized in accumulated other comprehensive income and not yet reflected in net periodic benefit cost
Net actuarial gain (loss)		(43,781,000)	(38,001,000)
Prior service cost		(2,000)	(2,000)
Total		(43,783,000)	(38,003,000)
Net actuarial loss, which is expected to be amortized in next year's periodic benefit cost		3,500,000
Weighted average assumptions used for the pension calculations
Discount rate for net periodic benefit costs (as a percent)		4.48%	5.42%	7.25%
Discount rate for year-end obligations (as a percent)		4.33%	4.48%	5.42%
Expected return on plan assets (as a percent)		8.00%	8.00%	8.00%
Estimated contribution by the employer in next fiscal year to Pension Plan		800,000
Components of the net periodic pension expense (benefit)
Interest cost		4,519,000	4,825,000	4,988,000
Expected return on plan assets		(5,050,000)	(4,552,000)	(4,643,000)
Amortization of prior service cost				(1,000)
Recognized net actuarial loss		2,976,000	2,295,000	3,000
Settlement/curtailment		28,000
Net pension expense (benefit)		2,473,000	2,568,000	347,000
Expected benefits to be paid from the Pension Plan
2012		6,171,000
2013		5,626,000
2014		5,278,000
2015		5,965,000
2016		6,678,000
2017-2021		35,649,000
Total		$ 65,367,000
Asset Category, Target Allocation
U.S. equities, Target Allocation (as a percent)	56.00%
International equities, Target Allocation (as a percent)	14.00%
Fixed income, Target Allocation (as a percent)	25.00%
Real estate and other, Target Allocation (as a percent)	5.00%
Total target allocation (as a percent)	100.00%
Asset Category, Percentage of Plan Assets
U.S. equities, Percentage of Plan Assets		56.00%	53.00%
International equities, Percentage of Plan Assets		13.00%	15.00%
Fixed income, Percentage of Plan Assets		30.00%	31.00%
Real estate and other, Percentage of Plan Assets		1.00%	1.00%
Total percentage of plan assets		100.00%	100.00%